License Agreements - Termination of license agreement (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
CAR-T License and Vaccine License with TDT
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount owes pursuant to termination of license agreement	$ 0	$ 2,142,297